Financial instruments (Details 4)	Dec. 31, 2019 USD ($) Numbers	Dec. 31, 2018 USD ($) Numbers
Financial instruments [Line Items]
Total Gross Book Value	$ 399,142,000	$ 466,619,000
Credit exposure	16,192	14,756
Financial assets	$ 485,689,000	$ 1,397,602,000
Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	1,861	4,834
Portfolio under no renegotiated terms	$ 381,049,000	$ 442,340,000
Number of customers under renegotiated terms | Numbers	304	1,232
Portfolio under renegotiated terms, gross	$ 2,726,000	$ 3,330,000
Receivables due from related parties, current [Member]
Financial instruments [Line Items]
Financial assets	$ 11,323,000	$ 55,520,000
Between 1 and 30 days [Member]
Financial instruments [Line Items]
Expected credit loss rate	18.00%	9.00%
Total Gross Book Value	$ 20,721,000	$ 20,018,000
Credit exposure	$ 3,664	$ 1,858
Between 1 and 30 days [Member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	166	1,229
Portfolio under no renegotiated terms	$ 20,195,000	$ 19,422,000
Number of customers under renegotiated terms | Numbers	72	390
Portfolio under renegotiated terms, gross	$ 526,000	$ 596,000
Between 31 and 60 days [member]
Financial instruments [Line Items]
Expected credit loss rate	34.00%	5.00%
Total Gross Book Value	$ 1,288,000	$ 2,861,000
Credit exposure	$ 440	$ 146
Between 31 and 60 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	26	801
Portfolio under no renegotiated terms	$ 1,279,000	$ 5,705,000
Number of customers under renegotiated terms | Numbers	4	154
Portfolio under renegotiated terms, gross	$ 10,000	$ 118,000
Between 61 and 90 days [member]
Financial instruments [Line Items]
Expected credit loss rate	44.00%	4.00%
Total Gross Book Value	$ 573,000	$ 2,354,000
Credit exposure	$ 251	$ 89
Between 61 and 90 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	12	648
Portfolio under no renegotiated terms	$ 519,000	$ 2,279,000
Number of customers under renegotiated terms | Numbers	3	41
Portfolio under renegotiated terms, gross	$ 54,000	$ 75,000
More than 91 days [member]
Financial instruments [Line Items]
Expected credit loss rate	78.00%	65.00%
Total Gross Book Value	$ 8,370,000	$ 12,137,000
Credit exposure	$ 6,552	$ 7,852
Between 121 and 150 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	5	80
Portfolio under no renegotiated terms	$ 361,000	$ 423,000
Number of customers under renegotiated terms | Numbers	7	16
Portfolio under renegotiated terms, gross	$ 49,000	$ 29,000
Between 151 and 180 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	7	43
Portfolio under no renegotiated terms	$ 190,000	$ 186,000
Number of customers under renegotiated terms | Numbers	2	21
Portfolio under renegotiated terms, gross	$ 33,000	$ 176,000
Between 181 and 210 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	4	7
Portfolio under no renegotiated terms	$ 51,000	$ 1,291,000
Number of customers under renegotiated terms | Numbers	0	41
Portfolio under renegotiated terms, gross	$ 0	$ 231,000
Between 211 and 250 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	6	7
Portfolio under no renegotiated terms	$ 48,000	$ 108,000
Number of customers under renegotiated terms | Numbers	8	101
Portfolio under renegotiated terms, gross	$ 11,000	$ 242,000
More than 250 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	144	140
Portfolio under no renegotiated terms	$ 5,449,000	$ 7,036,000
Number of customers under renegotiated terms | Numbers	137	305
Portfolio under renegotiated terms, gross	$ 1,085,000	$ 1,148,000
Current [member]
Financial instruments [Line Items]
Expected credit loss rate	1.00%	1.00%
Total Gross Book Value	$ 352,823,000	$ 408,300,000
Credit exposure	$ 5,285	$ 4,811
Current [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	1,486	1,390
Portfolio under no renegotiated terms	$ 351,931,000	$ 404,670,000
Number of customers under renegotiated terms | Numbers	69	136
Portfolio under renegotiated terms, gross	$ 892,000	$ 668,000
Between 91 and 120 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	5	489
Portfolio under no renegotiated terms	$ 1,026,000	$ 1,220,000
Number of customers under renegotiated terms | Numbers	2	27
Portfolio under renegotiated terms, gross	$ 66,000	$ 47,000